Harbor Fixed Income Funds

Supplement to Prospectus dated March 1, 2020
January 8, 2021
Effective January 4, 2021, Raymond F. Condon no longer serves as a portfolio manager to Harbor Convertible Securities Fund (the “Fund”). All references to Mr. Condon in the Prospectus are hereby deleted.
Mark R. Shenkman, Justin W. Slatky, Jordan N. Barrow, CFA, and Thomas Whitley, CFA, continue to serve as portfolio managers to the Fund.
Investors Should Retain This Supplement For Future Reference
S0121.P.FI